Financial Risk Management - Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities Variable Rate [Abstract]
Effect in case of interest rate increase in 100 basis points, Variable rate long term debt	$ (111,492)	$ (84,251)	$ (121,747)
Effect in case of interest rate decrease in 100 basis points, Variable rate long term debt	$ 111,492	$ 84,251	$ 121,747